Risk Management (Details 10)	Dec. 31, 2017	Dec. 31, 2016
Concentration Of Credit Risk In Loans And Advances [Abstract]
Largest borrower	2.50%	2.30%
10 largest borrowers	8.20%	8.50%
20 largest borrowers	12.20%	12.60%
50 largest borrowers	17.80%	18.50%
100 largest borrowers	22.20%	23.00%